Carrying Amounts and Fair Value of Financial Instruments (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Investor funding period		30 days
Review period to request a new third party appraisal		24 months
Impaired financing receivable, recorded investment	$ 39,946,538	$ 20,247,955	$ 31,354,814
Impaired financing receivable, average recorded investment	41,555,434	22,211,689	33,574,855
Liabilities, fair value disclosure, recurring		0
Fair value disclosure, off-balance sheet risks, amount, liability		$ 45,300,000